INTANGIBLE ASSETS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
Payments for the use of patents			$ 2,562	$ 2
Reconciliation of intangible assets
Balance as at beginning of year	$ 59
Balance as at ending of year		$ 59
Intangible assets		59
Licenses
Reconciliation of intangible assets
Balance as at beginning of year	59
Balance as at ending of year		59
Intangible assets		59
Licenses | COST
Reconciliation of intangible assets
Balance as at beginning of year	192	1,220
Write-off of assets	(192)	(1,028)
Balance as at ending of year		192
Intangible assets		192
Licenses | ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(133)	(1,038)
Amortization	23	123
Write-off of assets	$ 156	1,028
Balance as at ending of year		(133)
Intangible assets		$ (133)